Income Taxes - Narrative (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2013
Operating Loss Carryforwards [Line Items]
Tax benefit	$ (35.4)
Federal [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carry forward	127.7
State [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carry forward	$ 136.7